Guarantees and Commitments (Contractual financing commitments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Guarantees [Abstract]
Commitment to sell mortgages or securities	$ 6,282	$ 12,632
Commitment to purchase or originate mortgages or securities	4,249	6,741
Commitment to provide capital to investees	86	56
Commitment to provide retail automotive receivables to third parties	425	1,779
Warehouse and construction lending commitments	100	1,018
Commitment to fund remaining unused balances on home equity lines of credit	411	2,234
Unused revolving credit line commitments	668	1,304
Commitments to fund home equity lines of credit in off-balance sheet securitizations	$ 0